Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Data Details
Total interest income	$ 4,657	$ 4,735	$ 4,807	$ 4,816	$ 4,937	$ 5,103	$ 5,004	$ 5,175	$ 19,015	$ 20,219	$ 21,475
Net interest income	4,330	4,391	4,448	4,427	4,454	4,512	4,290	4,419	17,596	17,675	17,922
Net income	$ 1,346	$ 1,201	$ 1,312	$ 1,235	$ 1,104	$ 1,122	$ 1,021	$ 1,015	$ 5,094	$ 4,262	$ 3,513
Basic earnings per common share	$ 0.41	$ 0.37	$ 0.40	$ 0.37	$ 0.33	$ 0.34	$ 0.31	$ 0.31	$ 1.55	$ 1.29	$ 1.07
Diluted earnings per common share	$ 0.41	$ 0.36	$ 0.40	$ 0.37	$ 0.33	$ 0.34	$ 0.31	$ 0.31	$ 1.54	$ 1.29	$ 1.07